Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation for CEO(1)	Compensation Actually Paid to CEO(2)	Average SCT Total Compensation for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($mil.)	Company Selected Measure: Net Sales ($mil.)(4)
					TSR	Peer Group TSR(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	11,910,926	(318,023)	3,897,934	718,418	128	113	2,221	11,202
2023	15,654,209	12,730,946	5,556,094	5,298,510	137	120	1,862	11,165
2022	13,550,049	26,043,523	4,182,463	6,492,643	167	129	1,645	10,419
2021	16,144,570	32,159,575	3,253,471	5,677,965	137	118	1,478	8,971
2020	19,115,059	19,711,109	3,160,508	3,730,097	106	105	1,279	8,150

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	CEO is Michele Buck; other NEOs are Deepak Bhatia, Michael Del Pozzo (former), Charles Raup (former), Jason Reiman, Kristen Riggs, and Steven Voskuil; 2023 CEO is Michele Buck; other NEOs are Deepak Bhatia, Charles Raup, Kristen Riggs, and Steven Voskuil; 2022 CEO is Michele Buck; other NEOs are Charles Raup, Jason Reiman, Kristen Riggs, and Steven Voskuil; 2021 CEO is Michele Buck; other NEOs are Charles Raup, Jason Reiman, Kristen Riggs, and Steven Voskuil; 2020 CEO is Michele Buck; other NEOs are Damien Atkins (former), Charles Raup, Jason Reiman, Steven Voskuil, Kevin Walling (former), and Mary Beth West (former).
Peer Group Issuers, Footnote	Reflects total shareholder return indexed to $100 for the S&P 500 Packaged Foods Index, which is an industry line peer group reported in the performance graph included in the Company’s 2024 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 11,910,926	$ 15,654,209	$ 13,550,049	$ 16,144,570	$ 19,115,059
PEO Actually Paid Compensation Amount	$ (318,023)	12,730,946	26,043,523	32,159,575	19,711,109
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v), the following adjustments were made to SCT Total Compensation to determine the CAP values:
Reconciliation of SCT Total Compensation to Compensation Actually Paid to CEO

Fiscal Year	SCT Total Compensation for CEO	Minus SCT Change in Pension Value for CEO	Plus Pension Value Service Cost	Minus SCT Equity for CEO	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(a)	Plus/ (Minus) Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(a)	Plus/ (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(a)	Plus value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value of Total Compensation	CEO CAP
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)=(b)-(c)+(d)- (e)+(f)+(g)+ (h)+(i)
2024	11,910,926	—	863,206	9,027,171	3,194,653	(5,021,399)	(2,387,895)	149,657	(318,023)
(a) “EOY” = End of Year, “BOY” = Beginning of Year.

Non-PEO NEO Average Total Compensation Amount	$ 3,897,934	5,556,094	4,182,463	3,253,471	3,160,508
Non-PEO NEO Average Compensation Actually Paid Amount	$ 718,418	5,298,510	6,492,643	5,677,965	3,730,097
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with Item 402(v), the following adjustments were made to SCT Total Compensation to determine the CAP values:
Reconciliation of Average SCT Total Compensation to Average Compensation Actually Paid to Other NEOs

Fiscal Year	Average SCT Total Compensation for Other NEOs	Minus Average SCT Change in Pension Value for Other NEOs	Plus Average Pension Value Service Cost	Minus Average SCT Equity for Other NEOs	Plus Average EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY(a)	Plus/ (Minus) Average Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY(a)	Plus the Fair Value of Equity Awards Granted and Vested During the Fiscal Year (a)	Less Average BOY Fair Value of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year (a) (i)	Plus/ (Minus) Average Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year(a)	Plus value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Other NEOs CAP
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(i)=(b)-(c)+(d)- (e)+(f)+ (g)+(h)+(i)+(j)+ (k)
2024	3,897,934	11,610	9,905	2,361,349	470,263	(840,601)	109,176	197,179	(415,490)	57,372	718,418

Compensation Actually Paid vs. Total Shareholder Return
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs, for each of the years presented. For reference, SCT Total Compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with Hershey’s TSR, as intended.

Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between the CEO and average other NEOs CAPs and GAAP Net Income for each of the years presented. GAAP Net Income is not used as a metric in our annual or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the CEO and average other NEOs CAPs and Net Sales for each of the years presented. Net Sales determined 50% of financial performance funding under our 2024 OHIP and is an important top-line measure that, when combined with the other measures in the OHIP and PSU awards, supports long-term shareholder value creation.

Total Shareholder Return Vs Peer Group
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs, for each of the years presented. For reference, SCT Total Compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with Hershey’s TSR, as intended.

Total Shareholder Return Amount	$ 128	137	167	137	106
Peer Group Total Shareholder Return Amount	113	120	129	118	105
Net Income (Loss)	$ 2,221,000,000	$ 1,862,000,000	$ 1,645,000,000	$ 1,478,000,000	$ 1,279,000,000
Company Selected Measure Amount	11,202,000,000	11,165,000,000	10,419,000,000	8,971,000,000	8,150,000,000
PEO Name	Michele Buck
Additional 402(v) Disclosure
Provided below is the Company’s “pay versus performance” disclosure as required by Item 402(v) of Regulation S-K promulgated under the Exchange Act (referred to herein as Item 402(v)). As required by Item 402(v), we have included:
•A list of the most important measures that our Compensation Committee used in 2024 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid,” or “CAP”) to Company performance;
•A pay versus performance table that compares the total compensation of our NEOs as presented in the “Summary Compensation Table” (“SCT Total Compensation”) to CAP and that compares CAP to specified performance measures, including TSR, Peer Group TSR (as defined below), Net Income calculated in accordance with GAAP (“GAAP Net Income”) and our Company selected financial performance measure, Net Sales (as defined in the section titled “Compensation Discussion & Analysis”); and
•Graphs that describe:
◦The relationship between our TSR and the TSR of the S&P 500 Packaged Foods Index (the “Peer Group TSR”); and
◦The relationships between CAP and our cumulative TSR, GAAP Net Income, and our Company selected financial performance measure, Net Sales.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by our executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee does not use CAP as a basis for making compensation decisions, nor does it use GAAP Net Income or Peer Group TSR for purposes of determining incentive compensation. Please see the section titled “Compensation Discussion & Analysis” for a discussion of our executive compensation program objectives and the ways in which we align our executives’ compensation with the Company’s performance.
For purposes of the following disclosures, each of Salary, Bonus, Non-Equity Incentive Plan Compensation, Non-qualified Deferred Compensation Earnings and All Other Compensation is calculated in the same manner for purposes of CAP as it is calculated for purposes of SCT Total Compensation. There are, however, two primary differences between the calculation of CAP and SCT Total Compensation:

	SCT Total Compensation	CAP
Pension	Year-over-year change in the actuarial present value of pension benefits	Current year service cost and any prior year service cost (if a plan amendment occurred during the year)
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year-over-year change in the fair value of stock and option awards that are unvested as of the end of the year or that vested or were forfeited during the year(1)
____________________
(1)    Includes any dividends paid on equity awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award.
Net Sales was the most heavily weighted financial performance metric under our 2024 OHIP and is an important top-line measure that, when combined with the other measures in the OHIP and PSU awards, supports long-term shareholder value creation. Net Sales is the Company-selected financial performance measure included in the table and graphs that follow. Net Sales is a non-GAAP financial performance measure. For more information on how we define and use Net Sales in our executive compensation program, please see the section titled “Compensation Disclosure & Analysis” above.
The dollar amounts reported represent CAP, as computed in accordance with Item 402(v). The fair value of option awards was determined using a Black-Scholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year.
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to the Company’s 2024 financial statements in our Annual Report on Form 10-K and the footnotes to the “2024 Summary Compensation Table” included in this Proxy Statement

Fiscal Year 2024
Restricted Stock Units
Stock Price	$169.35 - $199.31
Performance Share Units
EPS and FCF Metric Multipliers	0% - 250%
TSR Realized Performance (Percentile)	20P - 27P
Volatility	21.2% - 24.5%
Risk-Free Interest Rate	4.1% - 4.2%

Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Non-GAAP Measure Description	Values shown reflect Net Sales as calculated for purposes of our executive compensation program for the applicable reporting year.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,206
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,027,171)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,194,653
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,021,399)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,387,895)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,657
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,610
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,905
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,361,349
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,263
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(840,601)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,176
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(415,490)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,179
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,372